Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,524,330,000
Total Fee Amount	348,609.98
Total Offset Amount	0
Net Fee	$ 348,609.98
Offset Table N/A	N/A